Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
General
The following is a general description of the Voya 401(k) Plan for VRIAC Agents (the “Plan”). Participants should refer to the Plan documents, including the summary plan description, for a more complete description of the Plan’s provisions, including those described herein. Any conflicts between the terms of the Plan document and this description shall be resolved by referring to the Plan document.
The Plan is a voluntary defined contribution plan available to all full-time insurance salespersons who, as defined in the Plan document, have entered into a Career Agent Agreement with Voya Retirement Insurance and Annuity Company (“VRIAC”). The Plan is intended to meet the requirements of Section 401(a) of the Internal Revenue Code (“IRC”). The Plan contains a salary reduction feature intended to meet the requirements applicable to cash or deferred arrangements under Section 401(k) of the IRC. The Plan is subject to the provisions of the
Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
VRIAC is the Plan sponsor (“Plan Sponsor”, or the “Company”). The Company is a wholly owned subsidiary of Voya Financial, Inc.
(“Voya”).  Voya is traded on the New York Stock Exchange under the symbol “VOYA.” The Voya Financial Plan Administrative Committee
is the Plan administrator (“Plan Administrator”). The Plan Sponsor and an affiliate of the Plan Sponsor are parties to a master trust agreement with Voya Institutional Trust Company, a wholly owned subsidiary of Voya (“Trustee”) to facilitate the holding and investment of assets of the Plan and the 401(k) plan sponsored by the affiliate in one master trust that separately accounts for the respective interests of each plan
("Master Trust").
The Plan offers a self-directed brokerage account option (“SDBA”). The SDBA is designed for investors who want to actively manage a greater choice of investments and are willing to pay additional fees and accept full responsibility for researching, selecting, monitoring and managing their investments.
Concentrations of Risk
As of December 31, 2025 and 2024, the Plan’s assets were significantly concentrated in Voya affiliated investments such as Voya mutual funds, Voya common/collective investment trusts, and Voya shares, the value of which is subject to fluctuations related to corporate, industry and economic factors.
Eligibility
All full-time insurance salespersons meeting the qualifying requirements, as specified in the Plan documents, are automatically enrolled in the
Plan. Generally, Plan participation is limited to Career Agents, as defined in the Plan documents.
Participant Accounts
Each participant’s account is credited with the participant’s contribution and VRIAC’s contribution. VRIAC contributions are based on participant deferrals. Each participant’s account is also credited with allocations of Plan investment results; all earnings or losses are allocated to each participant’s account as soon as practicable. Participant accounts may be reduced by any administrative fees or expenses charged against the account. Forfeited balances of terminated participants’ nonvested accounts are used to reduce future VRIAC contributions and to restore participant accounts previously forfeited, as specified in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account at the time benefit payments are made.
Vesting
Participants are immediately vested in their contributions plus actual earnings thereon.
Participants vest in VRIAC matching contributions over four years of service at the rate of 25% after the first year, 50% after the second year,
75% after the third year, and 100% after the fourth year. Participants are immediately fully vested when any of the following occur: (1)
reaching age 65 while actively employed, (2) dying while actively employed (3) obtaining eligibility for benefits under VRIAC’s managed long term disability plan while actively employed, or (4) termination or partial termination of the Plan to the extent such termination applies to a participant.
A participant who is actively employed by the Company on the effective date of a sale of a direct or indirect controlling interest in the
Company shall be 100% vested in and shall be entitled to a benefit equal to the value of the participant's account.
1.  Description of Plan (continued)
Participant Contributions
Participants may contribute up to 50% of their pre-tax eligible earnings for the Plan year. Participants may also contribute eligible amounts representing distributions from other qualified plans in a tax-free rollover (“rollover”) and participants who have attained age 50 in a plan year may elect to make catch-up contributions for such plan year in addition to their participant contribution. Participant contributions, other than rollovers, are subject to limitations imposed by the IRC and the Plan.
The Plan offers a Roth feature. The Roth feature allows participants to make after-tax contributions to a Roth Account. These after-tax contributions are subject to the IRC pre- tax employee contribution limits. The Roth contributions plus earnings grow tax free and qualified
Roth distributions are not subject to federal income taxes.
Employer Contributions
VRIAC matches participants’ pre-tax and Roth contributions at 50% of each participant’s contributions up to the first 6% of total eligible earnings. VRIAC does not contribute matching contributions on catch-up contributions. The IRC limits can affect certain highly paid participants’ eligibility to receive matching contributions. VRIAC matching contributions are made in cash, and are allocated in accordance with each participant’s investment elections.
Forfeitures
The non-vested portion of a participant's account is forfeited when certain terminations described in the Plan document occur. Forfeitures remain in the Plan and are used to reduce the Company's contributions to the Plan. The amount of the forfeited nonvested participant accounts as of December 31, 2025 and 2024 is $8,666 and $23,173, respectively.
As permitted by the Plan document, the amount of forfeitures allocated in lieu of employer contributions for the years ended December 31,
2025 and 2024 was $17,128 and $15,008, respectively.
Dividends
Dividends paid are automatically reinvested.
Participant Loans
Subject to the provisions of the Plan, a participant may borrow against his/her account balances provided that the amount requested is at least
$1,000 but not more than the lesser of 50% of the vested balance or $50,000 (taking into account the outstanding balance of all Plan loans made within the prior twelve months).
Each loan will bear an interest rate as prescribed by the Plan’s applicable provisions, the current prime interest rate plus 1%. Loan repayment periods are for a maximum of five years. Principal and interest are repaid ratably through commission check deductions.
Benefits Paid
Upon termination of service due to death, disability, or retirement, a participant or their beneficiary may elect to receive either a lump-sum distribution or periodic payments of participant’s account balance. A participant may elect to receive benefits in cash, or Voya shares to the extent the participant's account is invested in the Voya Company Stock Fund. Additionally, upon termination of their contract, a participant may elect to receive a lump sum distribution of their vested account balance. In-service withdrawals of vested account balances, excluding
Roth balances, are permitted for active participants who have attained age 59½. Benefit payments are recorded when paid from the Plan.
As defined in the Plan documents, certain participants are also eligible for hardship withdrawals, consistent with the provisions of the IRC.
Participants should refer to the Plan documents for a complete discussion of benefit payment provisions.
Administrative Expenses
To the extent the Company is required by law or elects to pay such expenses, the Plan Sponsor shall be responsible for paying such Plan expenses. All expenses of the Plan shall, to the extent permitted by law, be paid by the Master Trust, unless the Company elects to pay such expenses.
1.  Description of Plan (continued)
The Plan maintains a Plan Expense Reimbursement Account ("PERA") with respect to certain revenue received from mutual fund companies for services rendered on behalf of the Plan. Any revenue deposited into the PERA is used to offset allowable expenses incurred during the calendar year.
The amount of the PERA account as of December 31, 2025 and 2024 was $1,439 and $9,594, respectively.
Plan Termination
Although it has not expressed any intent to do so, VRIAC has retained the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, all participants will become 100% vested in their
Plan accounts.